INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX

	Year Ended December 31,
	2022	2021

Provision/(benefit) at statutory rate	$(697,766)	(380,647)
State tax provision/(benefit) net of federal benefit	(165,565)	(50,719)
Change in valuation allowance	929,300	400,532
Change in tax rate	(19,027)	7,150
Other	(46,942)	23,684
Income tax provision/(benefit)	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

As of December 31, 2022 and 2021, the Company’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Year Ended December 31,
	2022	2021
Deferred tax assets (liabilities):
NOL & AMT credit carryforward	$1,586,187	$913,063
Accrued expenses and deferred Income	-	2,541
Charitable contribution	-	69
Fixed assets	(15,414)	20,550
Intangible assets	434,547	196,209
ASC 842 - Lease Accounting	44,485	(11,927)
Total net deferred tax assets	2,049,805	1,120,505

Valuation allowance	(2,049,805)	(1,120,505)
Net deferred tax assets	$-	$-